MORGAN STANLEY INSTITUTIONAL FUND, INC.

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

March 22, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               Morgan Stanley Institutional Fund, Inc.

File Nos. 033-23166, 811-05624

Ladies and Gentlemen:

On behalf of Morgan Stanley Institutional Fund, Inc. (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the Emerging Markets Debt Portfolio prospectus for the Registrant dated April 29, 2011. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated March 1, 2012 for the Registrant.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward Meehan, Jr.
Edward Meehan, Jr.
Assistant Secretary

Enclosures

cc:  Stefanie V. Chang Yu, Esq.